Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Taxes Payable	Taxes payable consisted of the following:
	As of June 30, 2026	As of December 31, 2025
	In thousands of USD
Income tax payable	$160	$155
VAT payable	4	164
Other tax payable	5	461
Total	$169	$780

Schedule of Income Tax Provision	The components of the income tax expense are as follows:
	For the six months ended June 30, 2026	For the six months ended June 30, 2025
	In thousands of USD
Provisions for current income tax	$13	$88
Provisions for deferred income	-	-
Total	$13	$88

Schedule of Company’s Effective Tax Rate

The following table   reconciles the China statutory rates to the Company’s effective tax rate for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30, 2026	For the six months ended June 30, 2025

PRC statutory income tax rate	25.0%	25.0%
Effect of different tax jurisdiction	(1.1)%	(3.4)%
Non-deductible expenses (1)	(0.5)%	(0.5)%
Change in valuation allowance	(23.6)%	(20.2)%
Effective income tax rate	(0.2)%	0.9%

(1)	Non-deductible expenses represented meal and entertainment fees not-deductible in PRC tax returns.

Schedule of Deferred Tax Assets	Deferred tax assets
	For the six months ended June 30, 2026	For the six months ended June 30, 2025
	In thousands of USD
Deferred tax assets:
Net accumulated loss-carry forward	$6,419	$3,385
Less: valuation allowance	(6,419)	(3,385)
Net deferred tax assets	$-	$-

Schedule of Movement of Valuation Allowance

Movement of valuation allowance is as follows:

	For the six months ended June 30, 2026	For the six months ended June 30, 2025
	In thousands of USD
Beginning balance	$1,980	$2,001
Write-off	(532)	(612)
Change of valuation allowance	4,971	1,996
Ending balance	$6,419	$3,385